CO-DEVELOPMENT OPTIONS (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Nov. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023
Convertible notes outstanding					$ 218,750	$ 625,000
Co Development Options [Member]
Capitalized contract costs, gross					5,291,667
Capitalized contract costs, accumulated amortization					3,737,500
Capitalized contract costs, net					$ 1,554,167
CD38 Assets [Member] | Vy Gen [Member]
Payments to acquire intangible assets			$ 1,750,000
Long term note payable			$ 3,250,000	$ 1,750,000
Repayment of debt	$ 1,500,000	$ 250,000		1,500,000
Capitalized contract costs, gross				$ 5,000,000